BENEFITS TO EMPLOYEES - Present value of actuarial obligations partially or fully covered (Details) - Present value of the defined benefit obligations - Social security defined benefit plans - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Pension Benefits
Beginning Balance	R$ 32,654,956	R$ 37,523,363
Effects of deconsolidation	(4,024,043)
Current service cost	42,245	72,507
Interest on actuarial obligation	2,622,700	2,438,460
Benefits paid during the year	(2,537,463)	(2,554,573)
Standard Participant Contributions	(8,061)	33,707
Past service cost	(33,594)	(90,972)
Loss on actuarial obligations arising from remeasurement	(1,358,863)	(4,767,536)
Actuarial losses arising from changes in financial assumptions	(1,897,918)	(8,481,160)
Actuarial losses resulting from experience adjustments	539,055	3,713,625
Closing Balance	R$ 27,357,876	R$ 32,654,956